Financial assets and liabilities - Derivative financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Jun. 08, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	$ 47		$ 104
Liabilities, fair value	57		12
Net Contractual or notional amounts	1,654		1,460
Derivative financial instruments - Non-current assets	9		7
Derivative financial instruments - Current assets	38		97
Derivative financial instruments - Non-current liabilities	17		2
Derivative financial instruments - Current assets	40		10
Gain recognized in relation to this hedge	7
AGSA
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	12		95
Liabilities, fair value	0		6
6.000% Senior Secured Green Notes
Disclosure of detailed information about financial instruments [line items]
Net investment hedge	$ 600
Borrowings, interest rate	6.00%	6.00%
Hedges of net investment in foreign operations | 6.000% Senior Secured Green Notes
Disclosure of detailed information about financial instruments [line items]
Net investment hedge	$ 326
Borrowings, interest rate	6.00%
Metal forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	$ 29		101
Liabilities, fair value	34		2
Net Contractual or notional amounts	522		284
Commodity forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	18		3
Liabilities, fair value	23		10
Net Contractual or notional amounts	$ 1,132		$ 1,176